Leuthold Core Investment Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 67.8%		Shares	Value
Banks - 5.0%
Bank of America Corp.		98,103	$4,642,234
Barclays PLC - ADR		183,917	3,419,017
Canadian Imperial Bank of Commerce		49,468	3,503,818
Citigroup, Inc.		50,926	4,334,821
JPMorgan Chase & Co.		19,371	5,615,847
The PNC Financial Services Group, Inc.		14,476	2,698,616
US Bancorp		57,175	2,587,169
			26,801,522

Capital Markets - 4.0%
Deutsche Bank AG		145,176	4,250,753
Goldman Sachs Group, Inc.		10,206	7,223,296
Morgan Stanley		39,679	5,589,184
Raymond James Financial, Inc.		14,997	2,300,090
Virtu Financial, Inc. - Class A		46,969	2,103,742
			21,467,065

Chemicals - 0.0%(a)
China Lumena New Materials Corp. (b)(c)		20,950	0

Communications Equipment - 3.1%
Cisco Systems, Inc.		77,340	5,365,849
Digi International, Inc. (c)		30,618	1,067,343
F5, Inc. (c)		11,542	3,397,041
Nokia Oyj - ADR		657,198	3,404,286
Telefonaktiebolaget LM Ericsson - ADR		378,070	3,206,034
			16,440,553

Construction & Engineering - 0.4%
Dycom Industries, Inc. (c)		9,477	2,316,084

Diversified Consumer Services - 3.5%
ADT, Inc.		192,770	1,632,762
Adtalem Global Education, Inc. (c)		28,327	3,604,044
Frontdoor, Inc. (c)		37,179	2,191,330
Laureate Education, Inc. (c)		123,202	2,880,463
Strategic Education, Inc.		24,161	2,056,826
Stride, Inc. (c)		23,224	3,371,893
Universal Technical Institute, Inc. (c)		85,710	2,904,712
			18,642,030

Diversified Telecommunication Services - 1.1%
AT&T, Inc.		147,780	4,276,753
Verizon Communications, Inc.		41,137	1,779,998
			6,056,751

Electronic Equipment, Instruments & Components - 4.7%
Benchmark Electronics, Inc.		27,632	1,072,951
CTS Corp.		24,757	1,054,896
Flex, Ltd. (c)		124,243	6,202,210
Jabil, Inc.		37,596	8,199,688
Plexus Corp. (c)		15,698	2,124,096
Sanmina Corp. (c)		22,662	2,217,023
TE Connectivity PLC		24,370	4,110,488
			24,981,352

Entertainment - 3.0%
Netflix, Inc. (c)		9,060	12,132,518
Walt Disney Co.		32,597	4,042,354
			16,174,872

Financial Services - 2.2%
Mastercard, Inc. - Class A		9,477	5,325,506
PayPal Holdings, Inc. (c)		28,744	2,136,254
Visa, Inc. - Class A		12,601	4,473,985
			11,935,745

Gas Utilities - 1.8%
MDU Resources Group, Inc.		112,371	1,873,225
New Jersey Resources Corp.		38,741	1,736,372
ONE Gas, Inc.		25,619	1,840,981
Spire, Inc.		24,994	1,824,312
UGI Corp.		57,591	2,097,464
			9,372,354

Health Care Providers & Services - 6.4%
Cardinal Health, Inc.		38,325	6,438,600
Cencora, Inc.		18,746	5,620,988
Cigna Group		5,526	1,826,785
CVS Health Corp.		25,717	1,773,959
Encompass Health Corp.		18,850	2,311,575
HCA Healthcare, Inc.		9,789	3,750,166
McKesson Corp.		9,685	7,096,974
Tenet Healthcare Corp. (c)		18,121	3,189,296
Universal Health Services, Inc. - Class B		11,352	2,056,415
			34,064,758

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. (c)		69,880	1,965,026
Hyatt Hotels Corp. - Class A		11,352	1,585,307
Life Time Group Holdings, Inc. (c)		62,070	1,882,583
Norwegian Cruise Line Holdings, Ltd. (c)		67,173	1,362,268
Royal Caribbean Cruises, Ltd.		6,769	2,119,645
SeaWorld Entertainment, Inc. (c)		33,951	1,600,790
Travel + Leisure Co.		33,222	1,714,587
			12,230,206

Household Durables - 2.9%
D.R. Horton, Inc.		39,470	5,088,472
PulteGroup, Inc.		59,778	6,304,188
Toll Brothers, Inc.		36,242	4,136,300
			15,528,960

Insurance - 3.3%
Allstate Corp.		11,977	2,411,090
Arch Capital Group, Ltd.		20,725	1,887,011
Assurant, Inc.		10,518	2,077,200
Hanover Insurance Group, Inc.		8,644	1,468,356
Hartford Insurance Group, Inc.		20,308	2,576,476
Kemper Corp.		20,620	1,330,815
Markel Group, Inc. (c)		1,041	2,079,252
Travelers Cos., Inc.		9,998	2,674,865
White Mountains Insurance Group Ltd.		729	1,309,080
			17,814,145

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A		42,386	7,469,685
Cargurus, Inc. (c)		83,315	2,788,553
Meta Platforms, Inc. - Class A		18,538	13,682,712
			23,940,950

Internet & Direct Marketing Retail - 0.3%
Expedia Group, Inc.		10,206	1,721,548

IT Services - 3.6%
Akamai Technologies, Inc. (c)		27,494	2,192,921
CSG Systems International, Inc.		26,348	1,720,788
DigitalOcean Holdings, Inc. (c)		46,136	1,317,644
GoDaddy, Inc. - Class A (c)		13,747	2,475,285
MAXIMUS, Inc.		23,328	1,637,626
Okta, Inc. (c)		19,891	1,988,503
Twilio, Inc. - Class A (c)		23,016	2,862,270
VeriSign, Inc.		12,393	3,579,098
Wix.com, Ltd. (c)		7,498	1,188,133
			18,962,268

Media - 0.8%
Charter Communications, Inc. - Class A (c)		4,478	1,830,651
Comcast Corp. - Class A		66,652	2,378,810
			4,209,461

Metals & Mining - 3.6%
Agnico Eagle Mines, Ltd.		29,368	3,492,736
Eldorado Gold Corp. (c)		107,476	2,186,062
Equinox Gold Corp. (c)		317,325	1,824,618
IAMGOLD Corp. (c)		513,948	3,777,518
Kinross Gold Corp.		379,395	5,929,944
Pan American Silver Corp.		77,587	2,203,471
			19,414,349

Professional Services - 0.6%
Concentrix Corp.		34,888	1,844,005
WNS Holdings Ltd. (c)		25,203	1,593,838
			3,437,843

Real Estate - 0.1%
Millrose Properties, Inc.		11,768	335,506

Road & Rail - 0.7%
Uber Technologies, Inc. (c)		38,451	3,587,478

Software - 7.1%
Check Point Software Technologies, Ltd. (c)		18,642	4,124,542
Fortinet, Inc. (c)		38,741	4,095,699
Microsoft Corp.		31,555	15,695,773
Oracle Corp.		42,282	9,244,114
Qualys, Inc. (c)		14,684	2,097,903
SS&C Technologies Holdings, Inc.		29,368	2,431,670
			37,689,701

Specialty Retail - 0.6%
Asbury Automotive Group, Inc. (c)		7,124	1,699,359
Lithia Motors, Inc. - Class A		5,165	1,744,840
			3,444,199

Trading Companies & Distributors - 1.2%
United Rentals, Inc.		8,644	6,512,390

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.		23,016	5,483,792
TOTAL COMMON STOCKS (Cost $236,668,284)			362,565,882

EXCHANGE TRADED FUNDS - 8.9%		Shares	Value
Invesco CurrencyShares Japanese Yen Trust (c)		75,659	4,837,636
iShares International Treasury Bond ETF		176,215	7,594,867
Simplify MBS ETF		96,074	4,812,347
SPDR Barclays International Corporate Bond ETF		97,222	3,168,465
SPDR Bloomberg International Treasury Bond ETF		411,919	9,675,977
SPDR Portfolio Intermediate Term Corporate Bond ETF		381,074	12,796,465
Vanguard Short-Term Inflation-Protected Securities ETF		96,688	4,860,506
TOTAL EXCHANGE TRADED FUNDS (Cost $45,646,020)			47,746,263

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.2%		Par	Value
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)	EUR	4,780,000	5,625,786
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000	6,026,118
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,670,796)			11,651,904

U.S. TREASURY SECURITIES - 1.9%		Par	Value
United States Treasury Note/Bond, 3.88%, 08/15/2033		10,300,000	10,144,293
TOTAL U.S. TREASURY SECURITIES (Cost $9,983,554)			10,144,293

SHORT-TERM INVESTMENTS - 3.2%			Value
U.S. Treasury Bills - 3.2%		Par
4.21%, 07/22/2025 (e)		17,000,000	16,958,647
TOTAL SHORT-TERM INVESTMENTS (Cost $16,958,647)			16,958,647

TOTAL INVESTMENTS - 84.0% (Cost $319,927,301)			449,066,989
Money Market Deposit Account - 14.9% (f)			79,946,306
Other Assets in Excess of Liabilities - 1.1%			5,817,672
TOTAL NET ASSETS - 100.0%			$534,830,967
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt AG – Aktiengesellschaft OYJ – Julkinen Asakeyhtio
PLC - Public Limited Company
EUR - Euro
GBP - British Pound

(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $5,625,786 or 1.1% of the Fund’s net assets.

(e)	The rate shown is the annualized effective yield as of June 30, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Leuthold Core Investment Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

COMMON STOCKS - (7.2)%	Shares	Value
Aerospace & Defense - (0.4)%
AAR Corp.	(5,019)	$(345,257)
Boeing Co.	(3,921)	(821,567)
Spirit AeroSystems Holdings, Inc. - Class A	(9,877)	(376,808)
TransDigm Group, Inc.	(474)	(720,783)
		(2,264,415)

Automobiles - (0.1)%
Tesla, Inc.	(2,342)	(743,960)

Banks - (0.1)%
Triumph Financial, Inc.	(7,177)	(395,524)

Beverages - (0.2)%
Brown-Forman Corp. - Class B	(13,008)	(350,045)
PepsiCo, Inc.	(3,758)	(496,207)
		(846,252)

Building Products - (0.1)%
AAON, Inc.	(4,852)	(357,835)
Trex Co., Inc.	(4,257)	(231,496)
		(589,331)

Capital Markets - (0.9)%
Ares Management Corp. - Class A	(3,028)	(524,450)
Blackstone, Inc.	(4,873)	(728,903)
Blue Owl Capital, Inc. - Class A	(15,491)	(297,582)
Cohen & Steers, Inc.	(4,371)	(329,355)
FactSet Research Systems, Inc.	(752)	(336,354)
Hamilton Lane, Inc. - Class A	(1,981)	(281,540)
MarketAxess Holdings, Inc.	(1,773)	(395,982)
Moody's Corp.	(1,255)	(629,495)
MSCI, Inc.	(1,299)	(749,185)
TPG, Inc.	(8,357)	(438,325)
		(4,711,171)

Chemicals - (0.4)%
Albemarle Corp.	(5,668)	(355,213)
International Flavors & Fragrances, Inc.	(7,109)	(522,867)
Linde PLC	(1,277)	(599,143)
Stepan Co.	(3,607)	(196,870)
Westlake Corp.	(5,185)	(393,697)
		(2,067,790)

Commercial Services & Supplies - (0.1)%
Casella Waste Systems, Inc. - Class A	(2,599)	(299,872)
VSE Corp.	(2,655)	(347,752)
		(647,624)

Construction Materials - (0.1)%
Vulcan Materials Co.	(2,652)	(691,695)

Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(11,260)	(485,869)
Sonoco Products Co.	(6,625)	(288,585)
		(774,454)

Electric Utilities - (0.1)%
Eversource Energy	(4,964)	(315,810)

Electrical Equipment - (0.3)%
Eaton Corp PLC	(1,785)	(637,227)
Rockwell Automation, Inc.	(2,336)	(775,949)
		(1,413,176)

Financial Services - (0.0)%(a)
Walker & Dunlop, Inc.	(2,977)	(209,819)

Ground Transportation - (0.3)%
Knight-Swift Transportation Holdings, Inc.	(5,905)	(261,178)
Marten Transport Ltd.	(18,356)	(238,445)
Old Dominion Freight Line, Inc.	(3,137)	(509,135)
Saia, Inc.	(669)	(183,299)
Werner Enterprises, Inc.	(12,416)	(339,702)
		(1,531,759)

Health Care Equipment & Supplies - (0.3)%
Baxter International, Inc.	(8,805)	(266,615)
Edwards Lifesciences Corp.	(8,796)	(687,935)
Stryker Corp.	(1,750)	(692,353)
		(1,646,903)

Hotels, Restaurants & Leisure - (0.6)%
Caesars Entertainment, Inc.	(9,135)	(259,343)
Chipotle Mexican Grill, Inc.	(12,506)	(702,212)
DraftKings, Inc. - Class A	(17,456)	(748,688)
First Watch Restaurant Group, Inc.	(15,754)	(252,694)
Red Rock Resorts, Inc. - Class A	(5,915)	(307,757)
Restaurant Brands International, Inc.	(9,154)	(606,819)
Vail Resorts, Inc.	(1,434)	(225,324)
		(3,102,837)

Household Durables - (0.1)%
Installed Building Products, Inc.	(1,922)	(346,575)

Household Products - (0.1)%
Clorox Co.	(4,830)	(579,938)

Independent Power and Renewable Electricity Producers - (0.1)%
Ormat Technologies, Inc.	(3,758)	(314,770)

Insurance - (0.3)%
Erie Indemnity Co. - Class A	(1,511)	(523,999)
Marsh & McLennan Companies, Inc.	(3,200)	(699,648)
Ryan Specialty Holdings, Inc.	(5,918)	(402,365)
		(1,626,012)

IT Services - (0.1)%
MongoDB, Inc.	(1,847)	(387,852)

Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(3,812)	(196,127)
Bruker Corp.	(5,067)	(208,761)
Repligen Corp.	(2,231)	(277,492)
		(682,380)

Machinery - (0.4)%
IDEX Corp.	(2,823)	(495,634)
Ingersoll Rand, Inc.	(7,185)	(597,649)
Stanley Black & Decker, Inc.	(6,395)	(433,261)
Xylem, Inc./NY	(4,753)	(614,848)
		(2,141,392)

Metals & Mining - (0.1)%
Worthington Industries, Inc.	(7,967)	(507,020)

Multi-Utilities - (0.1)%
Dominion Energy, Inc.	(10,322)	(583,399)

Oil, Gas & Consumable Fuels - (0.1)%
Phillips 66	(5,099)	(608,311)

Pharmaceuticals - (0.1)%
Eli Lilly & Co.	(802)	(625,183)

Professional Services - (0.3)%
CBIZ, Inc.	(4,349)	(311,867)
Dayforce, Inc.	(4,993)	(276,562)
Equifax, Inc.	(2,087)	(541,305)
Exponent, Inc.	(3,778)	(282,255)
		(1,411,989)

Real Estate - (0.2)%
Invitation Homes, Inc.	(18,756)	(615,197)
Rexford Industrial Realty, Inc.	(6,584)	(234,193)
		(849,390)

Real Estate Management & Development - (0.1)%
CoStar Group, Inc.	(7,781)	(625,592)

Semiconductors & Semiconductor Equipment - (0.4)%
Advanced Micro Devices, Inc.	(4,113)	(583,635)
Analog Devices, Inc.	(2,638)	(627,897)
ARM Holdings PLC - ADR	(4,436)	(717,478)
Power Integrations, Inc.	(4,603)	(257,308)
		(2,186,318)

Software - (0.2)%
Datadog, Inc. - Class A	(6,328)	(850,040)
Varonis Systems, Inc.	(9,109)	(462,282)
		(1,312,322)

Specialty Retail - (0.3)%
Boot Barn Holdings, Inc.	(1,870)	(284,240)
Floor & Decor Holdings, Inc. - Class A	(2,650)	(201,294)
Pool Corp.	(1,763)	(513,879)
Tractor Supply Co.	(12,601)	(664,955)
		(1,664,368)

Trading Companies & Distributors - (0.0)%(a)
SiteOne Landscape Supply, Inc.	(2,125)	(256,997)
TOTAL COMMON STOCKS (Proceeds $39,163,941)		(38,662,328)

EXCHANGE TRADED FUNDS - (5.5)%	Shares	Value
Invesco QQQ Trust Series 1	(24,770)	(13,664,123)
iShares S&P 500 Growth ETF	(35,341)	(3,891,044)
iShares Semiconductor ETF	(11,260)	(2,687,762)
iShares U.S. Transportation ETF	(19,870)	(1,361,890)
Real Estate Select Sector SPDR Fund	(19,041)	(788,678)
SPDR S&P 500 ETF Trust	(8,239)	(5,090,466)
SPDR S&P Retail ETF	(20,168)	(1,554,146)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $27,288,586)		(29,038,109)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%	Shares	Value
Specialized REITs - (0.1)%
Iron Mountain, Inc.	(6,193)	(635,216)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $602,728)		(635,216)

TOTAL SECURITIES SOLD SHORT - (12.8)% (Proceeds $67,055,255)		$(68,335,653)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Leuthold Core Investment Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$362,565,882	–	0	(a)(b)	$362,565,882
Exchange Traded Funds	47,746,263	–	–		47,746,263
Foreign Government Debt Obligations	–	11,651,904	–		11,651,904
U.S. Treasury Securities	–	10,144,293	–		10,144,293
U.S. Treasury Bills	–	16,958,647	–		16,958,647
Total Investments	$410,312,145	38,754,844	0	(a)(b)	$449,066,989

Liabilities:
Investments:
Common Stocks	$(38,662,328)	–	–		$(38,662,328)
Exchange Traded Funds	(29,038,109)	–	–		(29,038,109)
Real Estate Investment Trusts - Common	(635,216)	–	–		(635,216)
Total Investments	$(68,335,653)	–	–		$(68,335,653)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a) Amount is less than $0.50.
(b) Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.